Note 18 - Segmented Information (Details) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Revenue
[us-gaap:Revenues]	CAD 2,247,002	CAD 4,093,781	CAD 8,769,693
Total assets
[us-gaap:Assets]	7,974,689	5,224,299
Total property and equipment
Canada	1,889,638	1,759,438
CANADA
Total assets
[us-gaap:Assets]	7,974,689	5,224,299	7,875,035
Total property and equipment
Canada	CAD 1,889,638	CAD 1,759,438	CAD 1,618,897